Related Party Transactions - Schedule of Transaction and Balance Amount Due to/from Related Parties (Details) - CNY (¥)		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid To a Related Party
Services provided by the group
Account due to related party	[1]			¥ 5,000,000
Agent and Platform Service Provided to Related Party
Services provided by the group
Account due to related party	[2]	¥ 29,597,143
Advertising and Marketing Service Provided to Related Party
Services provided by the group
Account due to related party	[3]	17,447,475
Received From Related Party
Services provided by the group
Account due to a related party	[1]		¥ 5,000,000
Service Fee Charged from Related Party
Services provided by the group
Account due to a related party	[4]		¥ 16,788,160	¥ 3,024,000
iCloud Server and Other Service Fee Charged from Related Party
Services provided by the group
Account due to a related party	[5]	13,875,839
AdvertisingServiceMember
Services provided by the group
Account due to a related party	[6]	¥ 15,815,201

[1]	Amount due from a related party represented cash prepaid to a related party for a cooperation of a potential business project. However, as the project was canceled, the money was refunded to the Company in 2017.
[2]	The Group provided agent and platform service between the advertising customers and a company in which the founder of the Company was a member of key management by facilitating the advertising customers to display their advertisements. The founder was no longer a member of management of that company as of December 31, 2018.
[3]	The service fee charged to related parties consisted of: the advertising and marketing service of RMB 4.5 million provided to a company in which the founder of the Company was a member of key management (the founder was no longer a member of management of that company as of December 31, 2018), and the advertising and marketing service of RMB 12.9 million provided to Series B1 shareholder through September 2018 (After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018).
[4]	The service fee charged from related parties represented the costs charged from a company under common control of the founder which provided the Group with financial accounting, office space sharing and other IT and administrative support services.
[5]	The service fee mainly represented iCloud server and short message service fees charged from Series B1 shareholder through September 2018. After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018.
[6]	The Group entered into a cooperation agreement with Series B1 shareholder to promote the Company’s mobile application, and the cooperation agreement requires the Company to prepay a total service fee of RMB 31.5 million which will be recognized as expense over 3 years. For the year ended December 31, 2018, total service fee recognized as expense amounted to RMB 15.8 million. After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018